RECLAMATION PROVISION	9 Months Ended
Sep. 30, 2023
RECLAMATION PROVISION
Reclamation provision

14. RECLAMATION PROVISION

Management’s estimate of the reclamation provision at September 30, 2023, is $544 (December 31, 2022 – $445), and the undiscounted value of the obligation is $1,663 (December 31, 2022 – $1,454).

The present value of the obligation was calculated using a risk-free interest rate of 9.61% (December 31, 2022 – 9.65%) and an inflation rate of 4.00% (December 31, 2022 – 7.82%). Reclamation activities are estimated to begin in 2025 for the San Gonzalo Mine and in 2041 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision is as follows:

	September 30, 2023	December 31, 2022

Balance at beginning of the period	$445	$726
Changes in estimates	-	(364)
Unwinding of discount related to continuing operations	36	44
Effect of movements in exchange rates	63	39
Balance at end of the period	$544	$445